Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 405
Additional provisions (See Note 4)	168
Provisions released (See Note 4)	(5)
Utilisation and other	(187)
Ending balance	381
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	106
Additional provisions (See Note 4)	6
Provisions released (See Note 4)	0
Utilisation and other	(39)
Ending balance	73
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	132
Additional provisions (See Note 4)	4
Provisions released (See Note 4)	(4)
Utilisation and other	(28)
Ending balance	104
Regulatory levies and fees
Disclosure of other provisions [line items]
Beginning balance	0
Additional provisions (See Note 4)	42
Provisions released (See Note 4)	0
Utilisation and other	(1)
Ending balance	41
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	3
Additional provisions (See Note 4)	0
Provisions released (See Note 4)	0
Utilisation and other	(3)
Ending balance	0
Property
Disclosure of other provisions [line items]
Beginning balance	47
Additional provisions (See Note 4)	0
Provisions released (See Note 4)	(1)
Utilisation and other	(13)
Ending balance	33
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	78
Additional provisions (See Note 4)	20
Provisions released (See Note 4)	0
Utilisation and other	0
Ending balance	98
Restructuring
Disclosure of other provisions [line items]
Beginning balance	32
Additional provisions (See Note 4)	13
Provisions released (See Note 4)	0
Utilisation and other	(27)
Ending balance	18
Other
Disclosure of other provisions [line items]
Beginning balance	7
Additional provisions (See Note 4)	83
Provisions released (See Note 4)	0
Utilisation and other	(76)
Ending balance	£ 14